Stock-Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 5 – Stock-Based Compensation

Restricted Stock Awards

In June 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The deferred compensation was expensed as consulting expense in the consolidated statements of operation over the service period.

In March 2022, the Company signed an agreement to issue 150,000 shares of common stock valued at $300,000 to a consultant for providing consulting services to the Company for eighteen months. Related to these issuances, the Company has recorded deferred compensation of $300,000, which was expensed as consulting expense in the consolidated statements of operation over the eighteen months.

For the three months ended December 31, 2024 and 2023, $6,981 have been amortized in the consolidated statements of operations and, for the six months ended December 31, 2024 and 2023, $13,962 and $18,938, respectively, have been amortized in the consolidated statements of operations. At December 31, 2024, $6,171 of deferred compensation included in the balance sheets is expected to be expensed within six months.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	December 31, 2024
	Three Months Ended		Six Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	6,923	$1.90	10,597	$1.90
Issued	-	-	-	-
Vested	(3,674)	1.90	(7,348)	1.90
Forfeited	-	-	-	-
Ending balance	3,249	$1.90	3,249	$1.90

	December 31, 2023
	Three Months Ended		Six Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	21,619	$1.90	75,293	$1.97
Issued	-	-	-	-
Vested	(3,675)	1.90	(57,349)	1.99
Forfeited	-	-	-	-
Ending balance	17,944	$1.90	17,944	$1.90

Stock Options

During the three months ended September 30, 2023, the Company issued 6,500 options to purchase common stock to consultants. The options expire in 10 years and have an exercise prices that range from $2.90 to $3.90 with immediate vesting.

During the three months ended December 31, 2023, the Company issued 7,000 options to purchase common stock to a consultant. The options expire in 10 years and have an exercise price that ranges from $2.50 to $3.43 with immediate vesting.

During the three months ended March 31, 2024, the Company issued 6,500 options to purchase common stock to consultants. The options expire in 10 years and have an exercise prices that range from $2.99 to $3.50 with immediate vesting. During the three months ended March 31, 2024, the Company issued 100,821 options to purchase common stock to the board of directors. The options expire in 10 years and vest in nine months with an exercise price of $2.99.

During the three months ended September 30, 2024, the Company issued 12,000 options to purchase common stock to a consultant. The options expire in 10 years and have vest equally in twelve months with an exercise price of $3.13.

During the three months ended December 31, 2024, the Company issued 54,000 options to purchase common stock to consultants. The options expire in 10 years and have an exercise prices that range from $2.97 to $3.51 with vesting periods from six months to two years.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for the period presented:

	Six Months Ended December 31,
	2024	2023
Weighted-average fair value	$1.89	$2.48
Expected volatility	113.9% - 122.4%	104.9% - 106.6%
Expected term	1.0 years - 5.3 years	5.0 years - 6.2 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.87% - 4.31%	3.94% - 4.92%

For the three months ended December 31, 2024 and 2023, stock-based compensation expenses for options granted were $149,103 and $135,919, respectively. For the six months ended December 31, 2024 and 2023, stock-based compensation expenses for options granted were $316,194 and $376,496, respectively Unrecognized stock-based compensation expense was $620,570 and the average expected recognition period was 1.0 years as of December 31, 2024.

The following is a schedule summarizing stock option activities for the periods presented:

Three Months Ended

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at October 1, 2024	1,056,487	$2.42	$794,863
Granted	54,000	3.12
Exercised	(155,666)	2.11
Expired/forfeited	-	-
Outstanding at December 31, 2024	954,821	$2.51	$4,908,085
Exercisable at December 31, 2024	665,348	$2.44	$3,469,609

Outstanding at October 1, 2023	995,500	$2.33	$965,500
Granted	7,000	2.90
Exercised	-	-
Expired/forfeited	(41,375)	2.09
Outstanding at December 31, 2023	961,125	$2.35	$566,485
Exercisable at December 31, 2023	481,560	$2.20	$350,521

(1)	Represents the excess of the fair value on the last day of period (which was $7.65 and $2.90 as of December 31, 2024 and 2023, respectively) over the exercise price, multiplied by the number of options.

Six Months Ended

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	1,068,000	$2.41	$1,257,520
Granted	66,000	3.12
Exercised	(155,666)	2.11
Expired/forfeited	(23,959)	2.39
Outstanding at December 31, 2024	954,821	$2.51	$4,908,085
Exercisable at December 31, 2024	665,348	$2.44	$3,469,609

Outstanding at July 1, 2023	1,034,000	$2.31	$639,775
Granted	13,500	3.11
Exercised	-	-
Expired/forfeited	(86,375)	2.04
Outstanding at December 31, 2023	961,125	$2.35	$566,485
Exercisable at December 31, 2023	481,560	$2.20	$350,521

(1)	Represents the excess of the fair value on the last day of period (which was $7.65 and $2.90 as of December 31, 2024 and 2023, respectively) over the exercise price, multiplied by the number of options.

Note 4 – Stock-Based Compensation

Restricted Stock Awards

In June 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The deferred compensation was expensed as consulting expense in the consolidated statements of operation over the service period.

In March 2022, the Company signed an agreement to issue 150,000 shares of common stock valued at $300,000 to a consultant for providing consulting services to the Company for eighteen months. Related to these issuances, the Company has recorded deferred compensation of $300,000 which was expensed as consulting expense in the consolidated statements of operation over the eighteen months.

For the years ended June 30, 2024 and 2023, $32,900 and $920,464, respectively, have been amortized in the consolidated statements of operations. At June 30, 2024, $20,133 of deferred compensation included in the balance sheets is expected to be expensed within 12 months.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2022	344,426	$1.90
Granted	150,000	2.00
Vested	(419,133)	1.92
Forfeited	-	-
Outstanding at June 30, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90

Stock Options

During the three months ended December 31, 2022, the Company issued 161,000 options to purchase common stock to employees. The options have an exercise price of $2.00 or $2.10 and expire in 10 years with various vesting schedules from nine months to 48 months, subject to the continued status as an employee to the Company through each vesting date.

During the three months ended June 30, 2023, the Company issued 163,000 options to purchase common stock to a consultant and employees. The options expire in 10 years and have an exercise price of $2.60 with immediate vesting or $3.00 with a vesting schedule of 48 months. Stock options granted to employees are subject to the continued status as an employee to the Company through each vesting date.

During the three months ended September 30, 2023, the Company issued 6,500 options to purchase common stock to consultants. The options expire in 10 years and have an exercise price that range from $2.90 to $3.90 with immediate vesting.

During the three months ended December 31, 2023, the Company issued 7,000 options to purchase common stock to a consultant. The options expire in 10 years and have an exercise price that ranges from $2.50 to $3.43 with immediate vesting.

During the three months ended March 31, 2024, the Company issued 6,500 options to purchase common stock to consultants. The options expire in 10 years and have an exercise price that range from $2.99 to $3.50 with immediate vesting. During the three months ended March 31, 2024, the Company issued 100,821 options to purchase common stock to board of directors. The options expire 10 year and vest in nine months with an exercise price of $2.99.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for the period presented:

	Year Ended June 30,
	2024	2023
Weighted-average fair value	$2.52	$2.45
Expected volatility	105% - 114%	100% - 134%
Expected term	5.0 years - 6.2 years	5.0 years - 7.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.94% - 4.92%	1.26% - 4.24%

For the years ended June 30, 2024 and 2023, stock-based compensation expenses for options granted were $732,167 and $448,444, respectively. Unrecognized stock-based compensation expense was $857,026 and average expected recognition period was 1.1 years as of June 30, 2024.

The following is a schedule summarizing stock option activities for the periods presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2023	1,034,000	$2.31	$639,775
Granted	120,821	3.01
Exercised	-	-
Expired/cancelled	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087,178
Exercisable at June 30, 2024	550,116	$2.36	$673,901

(1)	Represents the excess of the fair value on the last day of period (which was $3.59 as of June 30, 2024) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	471,250	2.68
Exercised	-	-
Expired/cancelled	(255,000)	2.00
Outstanding at June 30, 2023	1,034,000	$2.31	$639,775
Exercisable at June 30, 2023	360,060	$2.05	$309,248

(1)	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.